EQUIPMENT	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Property, Plant and Equipment [Abstract]
EQUIPMENT

Equipment consists of the following:

	Estimated Useful Lives	August 31, 2016	February 29, 2016
Research equipment	7 years	$590,373	$590,373
Computer equipment	5 years	76,075	76,075
		666,448	666,448
Accumulated depreciation and amortization		(216,928)	(169,396)
Equipment, net		$449,520	$497,052

Depreciation and amortization expense was $23,766 and $23,812 for the three months ended August 31, 2016 and 2015, respectively. Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to $20,126 and $20,126 for the three months ended August 31, 2016 and 2015, respectively. All other depreciation is included in general and administrative expense and amounted to $3,640 and $3,686 for the three months ended August 31, 2016 and 2015, respectively.

Depreciation and amortization expense was $47,532 and $48,657 for the six months ended August 31, 2016 and 2015, respectively. Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to approximately $40,252 and $41,286 for the six months ended August 31, 2016 and 2015, respectively. All other depreciation is included in general and administrative expense and amounted to approximately $7,280 and $7,371 for the six months ended August 31, 2016 and 2015, respectively.

Equipment consists of the following:

	Estimated Useful lives	February 29, 2016	February 28, 2015
Research equipment	7 years	$590,373	$548,991
Computer and software equipment	5 years	76,075	73,704
		666,448	622,695
Accumulated depreciation and amortization		(169,396)	(96,089)
Equipment, net		$497,052	$526,606

Depreciation of equipment utilized in research and development activities is included in research and development expenses. All other depreciation is included in general and administrative expense. Total depreciation and amortization expense was $96,188 and $61,897 for the years ended February 29, 2016 and February 28, 2015, respectively.

On March 26, 2014, we entered into an agreement to finance the purchase of research equipment for a purchase price of $318,603. The terms of the agreement required a down payment of $20,520 and 36 monthly payments of approximately $10,260. The agreement further required a security deposit of $238,952, which will be refunded to the Company in three equal installments upon the payment of the twelfth, the twenty-fourth and the thirty-sixth monthly payments. This security deposit has been satisfied by the Company. As further security, a personal guaranty was required of our chief executive officer. Effective July 8, 2015, we prepaid all the remaining installments due under the agreement through application of the security deposit.